Other payables and accrued liabilities	12 Months Ended
Dec. 31, 2022
Other payables and accrued liabilities
Other payables and accrued liabilities

17.         Other payables and accrued liabilities

The components of other payables and accrued liabilities are as follows:

	December 31,	December 31,
	2021	2022
	US$	US$
Contract deposit	324,844,088	172,775,614
Accrued expenses	94,297,276	72,958,539
Deed tax and maintenance fund withheld for customers	28,848,564	14,739,762
Bidding deposit	3,947,876	3,665,749
Welfare payable	1,620,508	1,483,484
Other tax payable	18,620,109	24,924,141
Accrued aircraft operating expense	332,339	1,381,785
Accrued interest expense	32,363,632	153,330,358
Purchase consideration payable for asset acquisitions and business combinations	39,169,122	31,108,067
Others	11,133,179	13,255,294

Total	555,176,693	489,622,793